Equity Investments (Equity Earnings (Losses) And Dividends Received) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Earnings (Losses) and Dividends Received
Equity income (loss)	$ 0.2	$ 0	$ (1.5)
Dividends received	$ 0	$ 0	$ 0.5